LIFE INSURANCE COMPANY
 OF NORTH AMERICA
(Herein called LINA)

SEPARATE ACCOUNT A
FINANCIAL STATEMENTS

December 31, 2023

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Life Insurance Company of North America
Servicing Agent: Investors Life Insurance Company of North America
Administrative Offices: Nashville, Tennessee

Report of Independent Registered Public Accounting Firm

The Board of Directors
Life Insurance Company of North America and the Contract Owners of
Life Insurance Company of North America – Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Life Insurance Company of North America – Separate Account A (the “Separate Account”) as of December 31, 2023, related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, and the results of the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas February 16, 2024

We have served as the Separate Account’s auditor since 2016.

Life Insurance Company of North America
Separate Account A
Statement of Net Assets

December 31, 2023

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Qualified	Windsor Fund B Qualified	Windsor Fund B Non-Qualified
ASSETS:
Investments, at fair value	$1,408,657	$77,976	$2,099,044	$1,654,827	$489,370
Total assets	$1,408,657	$77,976	$2,099,044	$1,654,827	$489,370

NET ASSETS:
Accumulation units	$1,408,657	$77,976	$2,099,044	$1,654,827	$489,370
Total net assets	$1,408,657	$77,976	$2,099,044	$1,654,827	$489,370

FUND SHARE INFORMATION
Number of shares	65,548	3,630	129,013	77,006	22,773

Cost of investments	$656,379	$56,115	$119,006	$1,476,971	$580,450

UNITS OUTSTANDING	12,689	795	22,062	12,724	3,764

ACCUMULATION UNIT VALUE	$111.014045	$98.082559	$95.142955	$130.055543	$130.013342

	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
ASSETS:
Investments, at fair value	$238,526	$473,807	$1,400,143	$726,808	$4,046,093	$353,602
Total assets	$238,526	$473,807	$1,400,143	$726,808	$4,046,093	$353,602

NET ASSETS:
Accumulation units	$238,526	$473,807	$1,400,143	$726,808	$4,046,093	$353,602
Total net assets	$238,526	$473,807	$1,400,143	$726,808	$4,046,093	$353,602

FUND SHARE INFORMATION
Number of shares	67,762	134,602	24,564	12,751	241,125	21,072

Cost of investments	$260,918	$812,140	$771,201	$456,916	$3,060,686	$278,995

UNITS OUTSTANDING	17,198	34,015	31,494	16,442	154,301	13,490

ACCUMULATION UNIT VALUE	$13.869386	$13.929341	$44.457455	$44.204325	$26.222081	$26.212193

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year Ended December 31, 2023

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$56,134	$3,105	$14,371	$3

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	11,789	640	24,170	4
Net investment income (loss)	44,345	2,465	(9,799)	(1)

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	51,865	2,873	55,543	11
Realized gains (losses) on fund shares	1,379	17	657,034	(21,305)
Net realized gains (losses)	53,244	2,890	712,577	(21,294)
Change in unrealized gains and (losses)	76,227	4,166	(176,573)	21,352
Net realized and change in unrealized gains (losses) on investments	129,471	7,056	536,004	58

Increase (Decrease) in Net Assets from Operations	$173,816	$9,521	$526,205	$57

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$70,980	$19,480	$14,541	$28,274

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	18,029	4,109	2,060	4,003
Net investment income (loss)	52,951	15,371	12,481	24,271

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	61,822	18,019	-	-
Realized gains (losses) on fund shares	70,554	2,670	177	63
Net realized gains (losses)	132,376	20,689	177	63
Change in unrealized gains and (losses)	31,960	25,116	7,439	14,621
Net realized and change in unrealized gains (losses) on investments	164,336	45,805	7,616	14,684

Increase (Decrease) in Net Assets from Operations	$217,287	$61,176	$20,097	$38,955

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year Ended December 31, 2023

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$-	$-	$72,404	$5,757

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	11,166	5,646	39,177	3,257
Net investment income (loss)	(11,166)	(5,646)	33,227	2,500

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	59,199	30,706	362,346	31,636
Realized gains (losses) on fund shares	176,932	(503)	(56,488)	(5,742)
Net realized gains (losses)	236,131	30,203	305,858	25,894
Change in unrealized gains and (losses)	219,172	194,129	(333,797)	(33,116)
Net realized and change in unrealized gains (losses) on investments	455,303	224,332	(27,939)	(7,222)

Increase (Decrease) in Net Assets from Operations	$444,137	$218,686	$5,288	$(4,722)

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2023

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$44,345	$2,465	$(9,799)	$(1)
Net realized gains (losses)	53,244	2,890	712,577	(21,294)
Change in unrealized gains (losses)	76,227	4,166	(176,573)	21,352
Net increase (decrease) in net assets from operations	173,816	9,521	526,205	57

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(66,287)	-	(1,166,714)	(399)
Benefit payment to annuitants	-	-	(9,764)	(19)
Net increase (decrease) from policy transactions	(66,287)	-	(1,176,478)	(418)
Net increase (decrease) in net assets	107,529	9,521	(650,273)	(361)

Net Assets:
Net assets at December 31, 2022	1,301,128	68,455	2,749,317	361
Net assets at December 31, 2023	$1,408,657	$77,976	$2,099,044	$-

Year Ended December 31, 2022

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$7,493	$443	$(11,383)	$(2)
Net realized gains (losses)	280,051	11,823	327,922	37
Change in unrealized gains (losses)	(368,570)	(14,807)	(1,194,548)	(147)
Net increase (decrease) in net assets from operations	(81,026)	(2,541)	(878,009)	(112)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(384,869)	-	(153,073)	-
Benefit payment to annuitants	-	(15,570)	(10,450)	-
Net increase (decrease) from policy transactions	(384,869)	(15,570)	(163,523)	-
Net increase (decrease) in net assets	(465,895)	(18,111)	(1,041,532)	(112)

Net Assets:
Net assets at December 31, 2021	1,767,023	86,566	3,790,849	473
Net assets at December 31, 2022	$1,301,128	$68,455	$2,749,317	$361

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2023

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$52,951	$15,371	$12,481	$24,271
Net realized gains (losses)	132,376	20,689	177	63
Change in unrealized gains (losses)	31,960	25,116	7,439	14,621
Net increase (decrease) in net assets from operations	217,287	61,176	20,097	38,955

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(555,688)	(33,030)	(13,853)	(10,384)
Benefit payment to annuitants	-	(2,288)	-	-
Net increase (decrease) from policy transactions	(555,688)	(35,318)	(13,853)	(10,384)
Net increase (decrease) in net assets	(338,401)	25,858	6,244	28,571

Net Assets:
Net assets at December 31, 2022	1,993,228	463,512	232,282	445,236
Net assets at December 31, 2023	$1,654,827	$489,370	$238,526	$473,807

Year Ended December 31, 2022

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$13,613	$3,042	$9,649	$17,950
Net realized gains (losses)	254,238	55,143	(311)	(56)
Change in unrealized gains (losses)	(355,939)	(77,189)	(38,131)	(70,987)
Net increase (decrease) in net assets from operations	(88,088)	(19,004)	(28,793)	(53,093)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(201,201)	-	(10,306)	-
Benefit payment to annuitants	-	(2,373)	-	-
Net increase (decrease) from policy transactions	(201,201)	(2,373)	(10,306)	-
Net increase (decrease) in net assets	(289,289)	(21,377)	(39,099)	(53,093)

Net Assets:
Net assets at December 31, 2021	2,282,517	484,889	271,381	498,329
Net assets at December 31, 2022	$1,993,228	$463,512	$232,282	$445,236

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2023

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(11,166)	$(5,646)	$33,227	$2,500
Net realized gains (losses)	236,131	30,203	305,858	25,894
Change in unrealized gains (losses)	219,172	194,129	(333,797)	(33,116)
Net increase (decrease) in net assets from operations	444,137	218,686	5,288	(4,722)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(288,421)	(7,485)	(644,203)	(106,793)
Benefit payment to annuitants	(7,860)	(9,373)	(4,653)	(1,938)
Net increase (decrease) from policy transactions	(296,281)	(16,858)	(648,856)	(108,731)
Net increase (decrease) in net assets	147,856	201,828	(643,568)	(113,453)

Net Assets:
Net assets at December 31, 2022	1,252,287	524,980	4,689,661	467,055
Net assets at December 31, 2023	$1,400,143	$726,808	$4,046,093	$353,602

Year Ended December 31, 2022

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(13,995)	$(5,474)	$28,075	$2,840
Net realized gains (losses)	(3,699)	(8,162)	370,014	37,162
Change in unrealized gains (losses)	(655,519)	(251,511)	(636,196)	(64,007)
Net increase (decrease) in net assets from operations	(673,213)	(265,147)	(238,107)	(24,005)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(236,411)	(63,609)	(248,433)	(4,397)
Benefit payment to annuitants	(7,994)	(7,681)	(590)	(36,563)
Net increase (decrease) from policy transactions	(244,405)	(71,290)	(249,023)	(40,960)
Net increase (decrease) in net assets	(917,618)	(336,437)	(487,130)	(64,965)

Net Assets:
Net assets at December 31, 2021	2,169,905	861,417	5,176,791	532,020
Net assets at December 31, 2022	$1,252,287	$524,980	$4,689,661	$467,055

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2023

Note 1. Organization
Life Insurance Company of North America – Separate Account A (the “Separate Account”), a separate account of Life Insurance Company of North America (“LINA”), a wholly-owned subsidiary of New York Life Insurance Company, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of six divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Windsor Fund, BNY Mellon Sustainable U.S. Equity Fund-Class Z, Windsor Fund B, Invesco High Yield Fund, Columbia Large Cap Growth Fund and Delaware Value Fund (collectively, the "Funds").
Each of the six mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners’ equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).
Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division of the Separate Account of LINA, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.
Note 2. Significant Accounting Policies
The accompanying financial statements include only the contract owners’ payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.
The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of the investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.
The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2023. The Separate Account has not provided financial support to any investee during the year ended December 31, 2023, and the Separate Account has no contractual obligations to provide financial support to any investee.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2023

Note 3. Contract Owner Transactions
Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners, less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6% and individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2023 were $0 after deductions for sales and administrative expenses.  Contract owners unaffected by Revenue Ruling 81-225 (the “Ruling”) (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). There were no transfers for the year ended December 31, 2023.
LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.
Note 4. Income Taxes
The Separate Account is taxed as part of LINA. For the year ended December 31, 2023, LINA was taxed as a casualty insurance company as part of the consolidated group of New York Life Insurance Company, its ultimate parent. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes to the treatment of the Separate Account as part of a life insurance company or the Code so warrant.
Note 5. Effect of Revenue Ruling 81-225
The Ruling was issued by the Internal Revenue Service ("IRS") on September 25, 1981. The Ruling pertains to variable annuities where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.
The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under the Code Sections 403(a), 403(b) or 408(b).
In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax-qualified markets described above.
Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2023

Note 6. Diversification Requirements
Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
The IRS has issued regulations under Section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.
Note 7. Accumulation Unit Transactions
The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2023 and units outstanding at December 31, 2023 were as follows:
	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Non-Qualified	Windsor Fund B Qualified	Windsor Fund B Non-Qualified
Unit outstanding at December 31, 2022	13,350	795	35,517	7	17,457	4,061
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(661)	-	(13,455)	(7)	(4,733)	(297)
Units outstanding at December 31, 2023	12,689	795	22,062	-	12,724	3,764

	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Unit outstanding at December 31, 2022	18,241	34,814	40,073	16,895	180,496	17,983
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(1,043)	(799)	(8,579)	(453)	(26,195)	(4,493)
Units outstanding at December 31, 2023	17,198	34,015	31,494	16,442	154,301	13,490

The accumulation units for four of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2023, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:
	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	1,098	$104,467	240	$8.0868449
Windsor Fund B Non-Qualified	179	$23,272	103	$4.6070293
Columbia Large Cap Growth Fund Qualified	2,036	$90,515	124	$12.3125038
Delaware Value Fund Non-Qualified	716	$18,768	26	$15.1916535

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by LINA and may result in additional amounts being transferred into the Separate Account by LINA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to LINA.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2023

Note 8. Financial Highlights, Expense and Net Investment Income Ratios
A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:
Windsor Fund Qualified							Windsor Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	12,689	$111.014045	$1,409	0.90%	4.29%	13.27%	12/31/23	795	$98.082559	$78	0.90%	4.37%	13.39%
12/31/22	13,350	$97.462807	$1,301	0.90%	1.42%	-5.61%	12/31/22	795	$86.107474	$68	0.90%	1.55%	-3.70%
12/31/21	17,421	$101.430620	$1,767	0.90%	4.10%	23.69%	12/31/21	963	$89.891830	$87	0.90%	3.91%	26.85%
12/31/20	21,674	$79.967480	$1,733	0.90%	4.29%	5.66%	12/31/20	1,650	$70.853448	$117	0.90%	4.35%	6.83%
12/31/19	23,470	$75.095924	$1,763	0.90%	2.11%	25.98%	12/31/19	1,698	$66.546901	$113	0.90%	2.18%	25.60%

BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified							BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	22,062	$95.142955	$2,099	0.90%	0.54%	19.59%	12/31/23	N/A	N/A	$-	0.90%	0.68%	12.83%
12/31/22	35,517	$77.408475	$2,749	0.90%	0.52%	-28.94%	12/31/22	7	$51.532556	$-	0.90%	0.45%	-25.20%
12/31/21	37,406	$101.343348	$3,791	0.90%	1.71%	22.68%	12/31/21	7	$67.512265	$-	0.90%	1.35%	24.30%
12/31/20	42,481	$80.730024	$3,429	0.90%	1.25%	21.95%	12/31/20	6	$53.812796	$-	0.90%	0.90%	15.90%
12/31/19	44,133	$65.575146	$2,894	0.90%	1.35%	28.07%	12/31/19	6	$45.006505	$-	0.90%	0.90%	19.80%

Windsor Fund B Qualified							Windsor Fund B Non-Qualified
		Net Assets						Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	12,724	$130.055543	$1,655	0.90%	3.54%	10.85%	12/31/23	3,764	$130.013342	$489	0.90%	4.27%	13.40%
12/31/22	17,457	$114.179310	$1,993	0.90%	1.54%	-4.16%	12/31/22	4,061	$114.137367	$464	0.90%	1.56%	-4.13%
12/31/21	19,211	$118.813033	$2,283	0.90%	4.57%	23.46%	12/31/21	4,082	$118.787003	$485	0.90%	4.62%	23.12%
12/31/20	21,481	$93.659305	$2,012	0.90%	4.27%	5.62%	12/31/20	4,105	$93.644542	$384	0.90%	4.38%	7.21%
12/31/19	23,676	$87.958025	$2,082	0.90%	2.16%	25.48%	12/31/19	4,129	$87.945318	$363	0.90%	2.19%	25.55%

Invesco High Yield Fund Qualified							Invesco High Yield Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	17,198	$13.869386	$239	0.90%	6.35%	8.78%	12/31/23	34,015	$13.929341	$474	0.90%	6.36%	8.76%
12/31/22	18,241	$12.734036	$232	0.90%	4.87%	-11.85%	12/31/22	34,814	$12.788985	$445	0.90%	4.88%	-11.76%
12/31/21	19,045	$14.249446	$271	0.90%	4.60%	3.13%	12/31/21	34,814	$14.314050	$498	0.90%	4.61%	3.22%
12/31/20	20,309	$13.818411	$281	0.90%	6.18%	20.88%	12/31/20	37,922	$13.867193	$526	0.90%	6.28%	4.46%
12/31/19	2,906	$13.454732	$39	0.90%	5.67%	11.04%	12/31/19	35,894	$13.502020	$485	0.90%	5.71%	10.95%

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2023

Note 8. Financial Highlights, Expense and Net Investment Income Ratios (continued)
Columbia Large Cap Growth Fund Qualified							Columbia Large Cap Growth Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	31,494	$44.457455	$1,400	0.90%	0.00%	35.80%	12/31/23	16,442	$44.204325	$727	0.90%	0.00%	34.86%
12/31/22	40,073	$31.250139	$1,252	0.90%	0.00%	-43.29%	12/31/22	16,895	$31.073079	$525	0.90%	0.00%	-43.59%
12/31/21	46,671	$46.493645	$2,170	0.90%	3.46%	24.29%	12/31/21	18,630	$46.238141	$861	0.90%	3.49%	24.16%
12/31/20	49,485	$36.438881	$1,803	0.90%	1.03%	30.03%	12/31/20	18,663	$36.242923	$676	0.90%	0.99%	29.70%
12/31/19	47,966	$27.433009	$1,316	0.90%	0.00%	27.88%	12/31/19	22,629	$27.294557	$618	0.90%	0.00%	29.16%

Delaware Value Fund Qualified							Delaware Value Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	154,301	$26.222081	$4,046	0.90%	1.66%	0.12%	12/31/23	13,490	$26.212193	$354	0.90%	1.59%	-1.30%
12/31/22	180,496	$25.982078	$4,690	0.90%	1.49%	-5.00%	12/31/22	17,983	$25.972027	$467	0.90%	1.48%	-4.88%
12/31/21	190,068	$27.236518	$5,177	0.90%	3.89%	18.95%	12/31/21	19,552	$27.210527	$532	0.90%	3.94%	19.00%
12/31/20	202,407	$22.506139	$4,555	0.90%	1.93%	-2.13%	12/31/20	19,967	$22.483380	$449	0.90%	1.91%	-2.45%
12/31/19	215,666	$22.738368	$4,904	0.90%	1.91%	17.32%	12/31/19	23,089	$22.717230	$525	0.90%	1.92%	17.25%

Note 9. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2023.
Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. The Separate Account considers all investments in mutual funds to be Level 1 investments.
Note 10. Subsequent Events
For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 16, 2024.